Stockholders' Equity (Details) - Schedule of transactions involving our warrants - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Stockholders' Equity (Details) - Schedule of transactions involving our warrants [Line Items]
Number of Shares Outstanding Beginning (in Shares) | shares
Weighted Average Strike Price/Share Outstanding Beginning
Weighted Average Remaining Contractual Term (Years) Outstanding Beginning
Weighted Average Grant Date Fair Value Outstanding Beginning
Number of Shares Granted (in Shares) | shares	1,076,857
Weighted Average Strike Price/Share Granted	$ 16.88
Weighted Average Remaining Contractual Term (Years) Granted	2 years 6 months 29 days
Weighted Average Grant Date Fair Value Granted	$ 1.31
Number of Shares Exercised (in Shares) | shares	(70,000)
Weighted Average Strike Price/Share Exercised	$ 0.01
Weighted Average Remaining Contractual Term (Years) Exercised	1 year 3 months
Weighted Average Grant Date Fair Value Exercised	$ 8.5
Number of Shares Expired (in Shares) | shares
Weighted Average Strike Price/Share Expired
Weighted Average Remaining Contractual Term (Years) Expired
Weighted Average Grant Date Fair Value Expired
Number of Shares Outstanding Ending (in Shares) | shares	1,006,857
Weighted Average Strike Price/Share Outstanding Ending	$ 18.03
Weighted Average Remaining Contractual Term (Years) Outstanding Ending	2 years 8 months 1 day
Weighted Average Grant Date Fair Value Outstanding Ending	$ 1.34
Number of Shares Vested and exercisable (in Shares) | shares	1,006,857
Weighted Average Strike Price/Share Vested and exercisable	$ 18.03
Weighted Average Remaining Contractual Term (Years) Vested and exercisable	2 years 8 months 1 day
Weighted Average Grant Date Fair Value Vested and exercisable	$ 1.34
Number of Shares Unvested and non-exercisable (in Shares) | shares
Weighted Average Strike Price/Share Unvested and non-exercisable
Weighted Average Remaining Contractual Term (Years) Unvested and non-exercisable
Weighted Average Grant Date Fair Value Unvested and non-exercisable